CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, net of allowances	¥ 6,495	$ 928	¥ 4,916
Short-term loan | ¥			3,000
Accounts payable	39,404	5,635	32,691
Deferred revenue and customer deposits	178,650	25,547	147,111
Current Operating lease liabilities	3,982	569	4,461
Accrued liabilities and other current liabilities	80,939	11,574	74,370
Non-current operating lease liabilities	11,432	1,635	13,376
Deferred tax liabilities	1,883	269	3,059
Other non-current liabilities	¥ 450	$ 64	¥ 567
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	62,971,166	62,971,166	63,041,500
Common shares, shares outstanding	62,971,166	62,971,166	63,041,500
Treasury stock, common, shares	1,415,422	1,415,422	442,915
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Short-term loan | ¥	¥ 0		¥ 3,000
Accounts payable	32,191	$ 4,603	26,479
Deferred revenue and customer deposits	121,627	17,392	129,918
Current Operating lease liabilities	2,526	361	2,750
Accrued liabilities and other current liabilities	66,896	9,566	68,349
Non-current operating lease liabilities	6,117	875	6,437
Deferred tax liabilities	1,883	269	3,059
Other non-current liabilities	¥ 450	$ 64	¥ 567